UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     October 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $766,397 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BRD CO                COM              00762W107    16730   259257 SH       SOLE                   109628        0   149629
ARTIO GLOBAL INVS INC          COM CL A         04315B107    15483  1945147 SH       SOLE                   822356        0  1122791
BALDWIN & LYONS INC            CL B             057755209     9757   456595 SH       SOLE                   193144        0   263451
BIG LOTS INC                   COM              089302103    24521   704027 SH       SOLE                   297859        0   406168
BROWN & BROWN INC              COM              115236101    31046  1744179 SH       SOLE                   737143        0  1007036
CBOE HLDGS INC                 COM              12503M108    22880   935038 SH       SOLE                   395372        0   539666
CAL DIVE INTL INC DEL          COM              12802T101     3164  1656673 SH       SOLE                   700502        0   956171
CARLISLE COS INC               COM              142339100    18022   565305 SH       SOLE                   238965        0   326340
CHARLES RIV LABS INTL INC      COM              159864107    19074   666451 SH       SOLE                   282024        0   384427
CHEMED CORP NEW	               COM              16359R103    26027   473566 SH       SOLE                   200208        0   273358
DESCARTES SYS GROUP INC        COM              249906108    11779  1882700 SH       SOLE                   364800        0  1517900
EURONET WORLDWIDE INC          COM              298736109    16294  1035172 SH       SOLE                   437642        0   597530
FIRSTSERVICE CORP              SUB VTG SH       33761N109    26249  1005900 SH       SOLE                   193600        0   812300
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     7921  1128403 SH       SOLE                   477217        0   651186
GILDAN ACTIVEWEAR INC          COM              375916103     5456   208400 SH       SOLE                    54200        0   154200
GLADSTONE INVT CORP            COM              376546107     6036   887591 SH       SOLE                   375578        0   512013
GRACO INC                      COM              384109104    14709   430851 SH       SOLE                   182182        0   248669
GRAND CANYON ED INC            COM              38526M106    28667  1775044 SH       SOLE                   750900        0  1024144
HERBALIFE LTD                  COM USD SHS      G4412G101    14856   277166 SH       SOLE                   117091        0   160075
HHGREGG INC                    COM              42833L108    18842  1932490 SH       SOLE                   816891        0  1115599
IDEX CORP                      COM              45167R104    18196   583946 SH       SOLE                   247095        0   336851
INTERVAL LEISURE GROUP INC     COM              46113M108    27984  2100884 SH       SOLE                   888195        0  1212689
IRIDIUM COMMUNICATIONS INC     COM              46269C102    13453  2169909 SH       SOLE                   917411        0  1252498
KINETIC CONCEPTS INC           COM NEW          49460W208    23892   362601 SH       SOLE                   153716        0   208885
LHC GROUP INC                  COM              50187A107    17848  1046205 SH       SOLE                   442487        0   603718
LENDER PROCESSING SVCS INC     COM              52602E102    13732  1003049 SH       SOLE                   424475        0   578574
LINCARE HLDGS INC              COM              532791100    18048   802137 SH       SOLE                   339302        0   462835
LINCOLN EDL SVCS CORP          COM              533535100     3303   408230 SH       SOLE                   173088        0   235142
MTS SYS CORP                   COM              553777103     7381   240896 SH       SOLE                   101656        0   139240
MARKETAXESS HLDGS INC          COM              57060D108    20245   778071 SH       SOLE                   329336        0   448735
MIDDLEBY CORP                  COM              596278101    15120   214588 SH       SOLE                    90654        0   123934
MILLER HERMAN INC              COM              600544100    22104  1237637 SH       SOLE                   523237        0   714400
NETSCOUT SYS INC               COM              64115T104     4822   422231 SH       SOLE                   178206        0   244025
NEUSTAR INC                    COM              64126X201    28586  1137084 SH       SOLE                   480559        0   656525
PROGRESS SOFTWARE CORP         COM              743312100    15596   888685 SH       SOLE                   375994        0   512691
QLOGIC CORP                    COM              747277101    16988  1339765 SH       SOLE                   566849        0   772916
RLI CORP                       COM              749607107    23972   377030 SH       SOLE                   159664        0   217366
SOTHEBYS                       COM              835898107    15978   579546 SH       SOLE                   245195        0   334351
STANTEC INC                    COM              85472N109    12980   577500 SH       SOLE                   111200        0   466300
TCF FINL CORP                  COM              872275102    15673  1711010 SH       SOLE                   723445        0   987565
TEMPUR PEDIC INTL INC          COM              88023U101    12363   234990 SH       SOLE                    99388        0   135602
THOR INDS INC                  COM              885160101    16147   728995 SH       SOLE                   308113        0   420882
TRUE RELIGION APPAREL INC      COM              89784N104    14280   529670 SH       SOLE                   223785        0   305885
UNIVERSAL HLTH SVCS INC        COM              913903100    24742   727719 SH       SOLE                   307746        0   419973
WILEY JOHN & SONS INC          COM CL A         968223206    25451   572963 SH       SOLE                   242033        0   330930